Loans Held for Investment - Additional Information (Details) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024 USD ($) Loan	Jun. 30, 2023 USD ($)	Dec. 31, 2020	Dec. 31, 2023 USD ($) Loan
Financing Receivable, Allowance for Credit Loss [Line Items]
Accrued interest receivable on loans held for investment	$ 4,000			$ 3,800
Percentage of specific reserve required	100.00%
Non-accruing loans	$ 9,778			7,665
Specific reserve on non accruing loans	1,000			$ 900
Modifications made to borrowers	$ 0	$ 0
Payment deferrals
Financing Receivable, Allowance for Credit Loss [Line Items]
Number of loans modified | Loan	9			10
Active short-term payment deferrals of principal	$ 811			$ 858
SBA Paycheck Protection Program
Financing Receivable, Allowance for Credit Loss [Line Items]
Percentage of loans backed to keep workforce employed			100.00%